Consolidated statements of shareholders' equity - USD ($) $ in Thousands		Ordinary shares	Share capital and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2016			$ 108,799	$ (68,207)		$ 40,592
Balance, shares at Dec. 31, 2016		22,318,692
Stock-based compensation			1,435			1,435
Exercise of options			396			396
Exercise of options, shares		206,350
Net loss				(19,324)		(19,324)
Balance at Dec. 31, 2017			110,630	(87,531)		23,099
Balance, shares at Dec. 31, 2017		22,525,042
Stock-based compensation			11,659			11,659
Exercise of options			1,240			1,240
Exercise of options, shares		595,852
Issuance of Protected ordinary shares, net of issuance costs	[1]		54,635			54,635
Issuance of Protected ordinary shares, net of issuance costs (in shares)	[1]	2,404,476
Net loss				(36,061)		(36,061)
Other comprehensive income					$ (598)	(598)
Balance at Dec. 31, 2018			178,164	(123,592)	(598)	$ 53,974
Balance, shares at Dec. 31, 2018		25,525,370				25,525,370
Stock-based compensation			9,009			$ 9,009
Exercise of options			857			$ 857
Exercise of options, shares		162,247				161,398
Issuance of Protected ordinary shares, net of issuance costs	[1]		4,340			$ 4,340
Issuance of Protected ordinary shares, net of issuance costs (in shares)	[1]	192,358
Issuance of Ordinary shares in connection with IPO, net			113,332			113,332
Issuance of Ordinary shares in connection with IPO, net (Shares)		6,052,631
Exercise of warrants, ( in shares)		5,166
Net loss				(33,539)		(33,539)
Deemed dividend related to the issuance of Protected ordinary shares			632	(632)
Other comprehensive income					836	836
Balance at Dec. 31, 2019			306,334	(157,763)	238	$ 148,809
Balance, shares at Dec. 31, 2019		31,937,772				31,937,772
Stock-based compensation			2,770			$ 2,770
Exercise of options			1,992			$ 1,992
Exercise of options, shares		280,165				276,778
Net loss				(6,155)		$ (6,155)
Other comprehensive income					(263)	(263)
Balance at Mar. 31, 2020			$ 311,096	$ (163,918)	$ (25)	$ 147,153
Balance, shares at Mar. 31, 2020		32,217,937				32,217,937

[1]	*See note 3 and note 13